3. SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Notes
3. SIGNIFICANT ACCOUNTING POLICIES

3.SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies used in the preparation of these consolidated financial statements set out below have been applied consistently in all material respects.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions and other short-term, highly liquid investments with original maturities of six months or less that are readily convertible to known amounts of cash and subject to an insignificant risk of change in value. The Company had $3,754,075 in cash and no other cash equivalents as of December 31, 2024.

Other Current Assets

ZenaTech contracted Maxim Group services related to the Company’s listing on a relevant stock exchange in February 2024. Maxim Group’s services are for one year. The Company paid the retainer fee of $25,000 USD in cash and issued 333,334 shares of common stock, which is earned over the one-year contract.

ZenaTech had an amount of $319,892 in other current assets as of December 31, 2024, representing $800,000 in accrued expense for Maxim Group less the corresponding expense for the ten and a half months of 2024. Upon listing the Company shall allow Maxim Group to purchase shares up to 7% of the shares underlying the securities issued in Financing, pay a cash fee of $250,000 upon the closing of the Company’s next financing, and issue 166,667 shares of the Company’s common stock. The Company created a yearly accrual for $800,000 representing 166,667 shares at the current share trading price of $4.80 per share or $3.54 USD and expensed each month until December 2024. The currency exchange rate used in calculating the amounts above was $1 USD to $1.3559 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices as of July 1, 2024.

The Company had $23,733 other current assets as of December 31, 2023 representing $14,471 deferred taxes for TillerStack and other tax related amounts.

Collection Policy

When all collections activities are exhausted and an account receivable is deemed uncollected, the company creates a reserve in the allowance for doubtful accounts. Based on management experience, which may involve obtaining a legal opinion on its collectability, the company will then write off the amount uncollectible by reducing the allowance for doubtful accounts.

Long-Term Assets

The Company reviews the carrying value of property, plant, and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash   expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized as equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends, and prospects, as well as the effects of obsolescence, demand, competition, and other economic factors.

Product Development Costs/Intangibles

The Company recognizes intangible assets in accordance with IAS 38 – Intangible Assets. These assets include both acquired intangible assets and internally generated intangible assets that meet the recognition criteria.

Recognition and Measurement

•Acquired intangible assets are initially recognized at cost, which includes the purchase price and directly attributable costs.

•Internally generated intangible assets are recognized only during the development phase, provided that the following criteria are met:

−Demonstration of technical feasibility for completion.

−Intention to complete and use/sell the asset.

−Ability to use/sell the asset.

−Expectation of future economic benefits.

−Availability of necessary financial and other resources.

−Reliable measurement of development costs.

−Research costs are expensed as incurred, while development costs are capitalized when the above criteria are met.

Subsequent Measurement

The Company applies the cost model, where intangible assets are carried at cost less accumulated amortization and impairment losses. The revaluation model is not applied, as there is no active market for these assets.

Amortization Policy

Finite-life intangibles are amortized on a straight-line basis over their estimated useful lives, as follows:

-Software technology –15 years, and

-Indefinite-life intangibles are not amortized but are tested annually for impairment.

Impairment

•The Company assesses indicators of impairment at each reporting date.

•Indefinite-life intangibles and goodwill are tested for impairment at least annually.

•Any impairment losses are recognized in the statement of profit or loss.

Property Plant & Equipment

Property Plant and Equipment are recorded at its acquisition cost, which includes the costs of bringing the equipment to the condition and location for its intended use. Property Plant and Equipment are depreciated using the straight-line method over the estimated useful life of the related asset. Our German fixed assets are depreciated according to the German fixed assets laws and then written off in five years. Our equipment includes computers and related equipment and has a useful life of five years.

Drone Patents

ZenaTech acquired the permanent licensing of drone design patent number USD932369S1 (“Design Patent”) in January 2022. We plan to use this licensing for drone development. This was an asset purchase paid in stock to Epazz, Inc. for $1,440,000 (notes 16).

ZenaTech acquired asset design patent USD1005883S1 from Epazz and Dr. Shaun Passley, related parties (note 16). The design drone patent allows for the ZenaDrone 1000 to be able to generate lift from its body design and increase payload capacity.

In consideration of the purchase of the Design Patent, ZenaTech issued the following shares:

•1,465,000 Preferred Shares with a stated value of CAD$2.49 per Preferred Share which will be allocated as to 1,172,000 to Epazz and 293,000 to Shaun Passley, PhD,

•5,200 Super Voting Shares with a stated value of CAD$2.13 which will be allocated as to 4,160 to Epazz and 1,040 to Dr. Shaun Passley, and,

•110,000 Common Stock Shares with a stated value of USD$1.79 which will be allocated as to 88,000 to Epazz and 22,000 to Dr. Shaun Passley.

This being a common control transaction the cost of patent has been accounted for at the cost to previous owner.

ZenaTech has entered into an Asset Patent Purchase Agreement with Epazz dated October 13, 2024 for the purchase from Epazz by ZenaTech of Utility Patent US11597515B2 which allows for ZenaDrone 1000 to be recharged remotely without human assistance (the "Drone Assembly Patent"). Effective November 20, 2024, the parties entered into an amendment to the Asset Patent Purchase Agreement with Epazz dated October 13, 2024 for the purchase from Epazz by ZenaTech of Charging Pad Patent US11970293B2 related to a drone with extendable and rotatable wings and multiple accessory securing panel (the "Charging Pad Patent").

In consideration of the purchase of the Drone Assembly Patent, ZenaTech issued the following shares:

•8,790,000 Preferred Shares with a stated value of CAD$2.49 per Preferred Share which will be allocated as to 7,032,000 to Epazz and 1,758,000 to Shaun Passley, PhD,

•31,200 Super Voting Shares with a stated value of CAD$2.13 which will be allocated as to 24,960 to Epazz and 6,240 to Dr. Shaun Passley, and,

•660,000 Common Stock Shares with a stated value of USD$1.79 which will be allocated as to 528,000 to Epazz and 132,000 to Dr. Shaun Passley.

This being a common control transaction the cost of patent has been accounted for at the cost to previous owner.

In consideration of the purchase of the Charging Pad Patent, ZenaTech issued the following shares:

•4,395,000 Preferred Shares with a stated value of CAD$2.49 per Preferred Share which will be allocated as to 3,516,000 to Epazz and 879,000 to Shaun Passley, PhD,

•15,600 Super Voting Shares with a stated value of CAD$2.13 which will be allocated as to 12,480 to Epazz and 3,120 to Dr. Shaun Passley, and,

•330,000 Common Stock Shares with a stated value of USD$1.79 which will be allocated as to 264,000 to Epazz and 66,000 to Dr. Shaun Passley.

This being a common control transaction the cost of patent has been accounted for at the cost to previous owner.

Robotic Arm Technology

ZenaTech acquired the permanent licensing of Robotic Arm technology in January 2022. We plan to use this license for drone development. This was an asset purchase paid in stock to Ameritek Ventures, Inc., a related party, for 3,500,000 at $0.24, or $840,000, of ZenaTech common shares and 7% of any and all sales (notes 9 and 16).

Goodwill

Goodwill represents the excess of the value of the consideration transferred over the fair value of the net identifiable assets and liabilities acquired in a business combination. Goodwill is allocated to the cash generating unit to which it relates. We account for goodwill according to IFRS requirements.

Financial Instruments

Classification

The Company classifies its financial assets in the following measurement categories:

•those to be measured subsequently at fair value (either through OCI or through profit or loss), and

•those to be measured at amortized cost.

The classification depends on the Company’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI).

The Company reclassifies debt instruments when and only when its business model for managing those assets changes.

Recognition and Derecognition

Purchases and sales of financial assets in the normal course of business are recognized on trade date, the date on which the Company commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

Measurement

At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Financial assets with embedded derivatives are considered in their entirety when determining whether or not their cash flows are solely payment of principal and interest.

Debt Instruments

Subsequent measurement of debt instruments depends on the Company’s business model for managing the asset and the cash flow characteristics of the asset.  There are three measurement categories into which the Company classifies its debt instruments:

Amortized cost: Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains or losses together with foreign exchange gains and losses. Impairment losses are presented as separate line items in the statement of profit or loss.

FVOCI: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in other gains or losses. Interest income from these financial assets is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in other gains or losses and impairment expenses are presented as separate line in the statement of profit or loss.

FVPL: Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within other gains or losses in the period in which it arises.

Equity Instruments

The Company subsequently measures all equity investments at fair value. Where the Company’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as other income when the Company’s right to receive payments is established.

Changes in the fair value of financial assets at FVPL are recognized in other gains or losses in the statement of profit or loss as applicable. Impairment losses and reversal of impairment losses on equity investments measured at FVOCI are not reported separately from other changes in fair value.

Impairment

The Company assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at an amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

Income Taxes

Current Income Tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income.

Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred Income Tax

Deferred income tax is provided on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Share Capital

The Company records the proceeds from share issuances net of issue costs and any tax effects. Common shares issued for consideration other than cash are valued based on their market value at the date the common shares are issued.

Revenue

IFRS 15 – Revenue from Contracts with Customers

The Company earns its revenue from managing software derived from business to business or business to government operations. The Company is the only manufacturer of this software and it only sells software on a standalone basis directly to the end user.

Revenue is usually billed and collected at the beginning of the service period, which can be one month, three months, six months, or a year. The revenue is earned through time and recognized at the end of the reporting period. Any amount billed to customers for which services have not yet been provided is recorded as deferred revenue, which is a current liability on the balance sheet. The Company’s software revenue, which comes from software licensing, and support and maintenance agreements that are earned over a period of time, represents approximately 90%.

The Company also earns revenue from custom software programming. Most custom project-oriented software programming are derived from upgrades to software or custom programming to existing software. These projects are small and will usually end within 6-8 weeks. These custom projects are typically paid 50% upfront and the second part of the revenue is earned at the end of the project. This is a small portion of the company’s revenue, approximately 10%.

Revenue Recognition

Sale of Software Licenses

The software license at the customer’s site is sold as a one-time perpetual license. The software license sales are recognized as revenue when a fixed fee order has been received and delivery has occurred to the customer. Revenue is recognized generally upon customer acceptance (point-in-time) of the software product and verification that it meets the required specifications. Software is delivered to customers electronically.

Software as a service

Software as a service includes revenue from software licensing and delivery in which software is licensed on a subscription basis and is centrally hosted. These services often include software updates which provide customers with rights to unspecified software product upgrades and maintenance releases and patches released during the term of the support period. Contracts for these services are generally 12-36 months in length. Revenue is recognized ratably and evenly over the term of the agreement.

Maintenance and support services

The Company sells maintenance and support services which include access to technical support personnel for software and hardware troubleshooting and monitoring of the health of a customer’s network, access to a sophisticated web-portal for managing the end-to-end hardware and software digital ecosystem, and hosting support services through our network operations center, or NOC. These services provide either physical or automated remote monitoring which support customer networks 7 days a week, 24 hours a day.

These contracts are generally 12-36 months in length and generally automatically renew for additional 12-month periods unless cancelled by the customer. Rates for maintenance and support contracts are typically established based upon a fee per location or fee per device structure, with total fees subject to the number of services selected. Revenue is recognized ratably and evenly over the term of the agreement.

The Company had three major customers according to IFRS 8 paragraph 34 for the year ended December 31, 2024. These customers were Wisconsin Crime Information Bureau with 14% revenue, Liquid PC, Inc. with 15% revenue and Unisys – GA with 27% of revenue.

The Company had three major customers according to IFRS 8 paragraph 34 for the year ended December 31, 2023. These customers were Wisconsin Crime Information Bureau with 24% revenue, Liquid PC, Inc. with 22% revenue and Unisys – GA with 17% of revenue.

Earnings or Loss per Share

Basic earnings or loss per share are computed by dividing the net earnings or loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted earnings or loss per share are computed similarly to basic earnings or loss per share except that the weighted average share outstanding is increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods.

Leases

On January 13, 2016, the International Accounting Standards Board published a new standard, IFRS 16, Leases, eliminating the current dual accounting model for lessees, which distinguishes between on-balance sheet finance leases and off-balance sheet operating leases. Under the new standard, a lease becomes an on-balance sheet liability that attracts interest, together with a new right-of-use asset. In addition, lessees will recognize a front-loaded pattern of expense for most leases, even when cash rentals are constant. IFRS 16 is effective for reporting periods beginning on or after January 1, 2019, with early application permitted.

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. At the commencement date, the lease liability is recognized at the present value of the future lease payments and discounted using the interest rate implicit in the lease or the Company's incremental borrowing rate. A corresponding right-of-use ("ROU”) asset will be recognized at the amount of the lease liability, adjusted for any lease incentives received and initial direct costs incurred. Over the term of the lease, financing expense is recognized on the lease liability using the effective interest rate method and charged to net income, lease payments are applied against the lease liability and depreciation on the ROU asset is recorded by class of underlying asset.

The lease term is the non-cancellable period of a lease and includes periods covered by an optional lease extension option if reasonably certain the Company will exercise the option to extend. Conversely, periods covered by an option to terminate are included if the Company does not expect to end the lease during that time frame. Leases with a term of less than twelve months or leases for underlying low value assets are recognized as an expense in net income on a straight-line basis over the lease term.

A lease modification will be accounted for as a separate lease if it materially changes the scope of the lease. For a modification that is not a separate lease, on the effective date of the lease modification, the Company will remeasure the lease liability and corresponding ROU asset using the interest rate implicit in the lease or the Company's incremental borrowing rate. Any variance between the remeasured ROU asset and lease liability will be recognized as a gain or loss in net income to reflect the change in scope.

ZenaTech had a prepaid month-to-month lease, which expired mid-June 2023. The Company has since changed locations and commenced a long-term lease contract starting at the end of June 2023. The lease contract is non-cancellable for an initial 5-year term and then can be extended to 25 years, per agreement.

Lease Liability

The Company has made lease liability payments every two months since June 2023 for the warehouse in Sharjah, UAE and will continue to make them until April 2028. Below are tables describing the maturity of the contractual lease and ROU asset.

Maturity analysis as of December 31, 2024
Contractual undiscounted cash flows (USD)
Less than a year	$58,979
One to five years	152,365
More than 5 years	-
Total undiscounted as of December 31, 2024	$211,344

Right of Use (ROU) Asset

Right of Use Asset, net
ROU asset	$279,072
Amortization	(68,512)
Total net Right of Use Asset as of December 31, 2024	$210,560

Lease Liability
Current	$58,979
Non- Current	$152,365
Total lease liability as of December 31, 2024	$211,344

ZenaTech paid $48,761 USD or $70,143 CAD and incurred $9,997 USD or $14,431 interest expense for the twelve months ended December 31, 2024. The currency exchange rate was $1 USD to $1.4385 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Maturity analysis as of December 31, 2023
Contractual undiscounted cash flows (USD)
Less than a year	$51,097
One to five years	199,390
More than 5 years	-
Total undiscounted as of December 31, 2023	$250,487

ROU Asset

ROU Asset, net
ROU asset	$279,072
Amortization	(28,585)
Total net ROU Asset as of December 31, 2023	$250,487

The Company paid $36,290 USD or $46,265 CAD for the warehouse lease during 2023 and incurred $6,801 USD or $9,178 interest expense for the year ended December 31, 2023. The currency exchange rate was $1 USD to $1.3243 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2023.

Account Name Changes and Reclassification

We reclassified certain amounts from the prior presentation to comply with the balance sheet presentation for the quarter ended December 31, 2023. We changed the presentation of the “Advance to affiliate for future services” on the balance sheet from the current assets section into a split amount of short-term amount of $2,500,000, and long-term amount that is the total amount less the short-term. We also changed the presentation of the “Advance to affiliate” on the statement of cash flows to investing activities from financing activities since it was incorrectly classified as a financing activity, per IAS 7. Prior period statements were reclassified to comply with IAS 8. There is no change due to this update.

The Company changed the account name from ‘Salaries and benefits’ to ‘Wages and benefits’, which better reflects the categories of expenses included in it.